Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND

(the “Fund”)

Supplement dated December 3, 2020 to the Summary Prospectus and Prospectus of the Fund, dated May 1, 2020, as may be revised or supplemented from time to time.

Effective immediately, the last sentence of the first paragraph in the subsection entitled “Principal Investment Strategies” within the section entitled “Investments, Risks and Performance” in the Fund Summary section of the Statutory Prospectus is amended and restated as follows:

Under normal circumstances, the dollar-weighted average effective maturity of the Fund’s portfolio is expected to be between 3 and 10 years although the Fund may invest in securities of any maturity.

Loomis Sayles Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND

(the “Fund”)

Supplement dated December 3, 2020 to the Summary Prospectus and Prospectus of the Fund, dated May 1, 2020, as may be revised or supplemented from time to time.

Effective immediately, the last sentence of the first paragraph in the subsection entitled “Principal Investment Strategies” within the section entitled “Investments, Risks and Performance” in the Fund Summary section of the Statutory Prospectus is amended and restated as follows:

Under normal circumstances, the dollar-weighted average effective maturity of the Fund’s portfolio is expected to be between 3 and 10 years although the Fund may invest in securities of any maturity.